Finance income (Tables)	6 Months Ended
Jun. 30, 2024
Finance income.
Schedule of finance income

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2024	2023	2024	2023
	$’000	$’000	$’000	$’000

Net foreign exchange gain arising from derivative instruments - unrealized	30,640	—	5,678	—
Net foreign exchange gain arising from financing - realized	4,461	—	—	—
Fair value gain on embedded options and interest rate caps	4,039	2,874	10,864	1,163
Interest income - bank deposits	3,853	5,079	7,834	11,577
Net foreign exchange gain arising from derivative instruments - realized	17	420	—	420
	43,010	8,373	24,376	13,160